                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Polygon Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom      NOVEMBER 13, 2007
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $3,905,999,821


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT 30 SEPTEMBER 2007

                                   ITEM 2 -
                                    TITLE     ITEM 3 -      ITEM 4:      ITEM 5:      ITEM 6:    ITEM 7:      ITEM 8:
ITEM 1 - STOCK NAME                OR CLASS     CUSIP       FMV US$      SHARES   INV DISCRETION MANAGER VOTING AUTHORITY
-------------------               --------- ------------ ------------- ---------- -------------- ------- -----------------
America Movil                     ADR       US02364W1053   184,334,080  2,880,220      Sole         1    Sole    2,312,577
                                                                                                         None      634,914
Banco Itau Holding Financeira     ADR       US0596022014   214,228,396  4,203,081      Sole         1    Sole 3,329,090.00
                                                                                                         None      873,991
Banco Macro Bansud                ADR       US05961W1053    45,135,527  1,534,700      Sole         1    Sole    1,370,500
                                                                                                         None      164,200
Bancolombia                       ADR       US05968L1026    60,918,165  1,758,100      Sole         1    Sole    1,243,600
                                                                                                         None      514,500
BMB Munai (Certificated)                    US09656A1051     9,012,080  1,609,300      Sole         1    Sole    1,609,300
                                                                                                         None            0
Check Point Software              Com       IL0010824113   337,363,352 13,398,068      Sole         1    Sole   10,499,268
                                                                                                         None    2,898,800
Companhia Brasileira De Dist. ADR ADR       US20440T2015   128,699,304  4,244,700      Sole         1    Sole    3,305,400
                                                                                                         None      939,300
Companhia Cervecerias Unidas      ADS       US2044291043       492,800     12,800      Sole         1    Sole        9,900
                                                                                                         None        2,900
Credicorp (US)                    Com       BMG2519Y1084   210,527,367  3,109,710      Sole         1    Sole    2,435,410
                                                                                                         None      674,300
Efes Breweries International      GDR       US26843E2046    47,219,634  1,523,214      Sole         1    Sole    1,274,300
                                                                                                         None      248,914
Efes Breweries International      GDR 144A  US26843E1055    16,675,923    537,933      Sole         1    Sole      537,933
                                                                                                         None            0
Embotelladora Andina              ADR Rep A US29081P2048     8,185,360    475,893      Sole         1    Sole      281,593
                                                                                                         None      194,300
Embotelladora Andina              ADS Rep B US29081P3038    60,987,671  3,273,627      Sole         1    Sole    2,411,327
                                                                                                         None      862,300
Femsa                             ADS       US3444191064   426,460,606 11,402,690      Sole         1    Sole    8,844,157
                                                                                                         None    2,558,533
Infosys Technology Ltd            ADR       US4567881085    12,320,094    254,600      Sole         1    Sole      237,175
                                                                                                         None       17,425
Kookmin Bank Spons                ADR       US50049M1099       344,358      4,200      Sole         1    Sole         4200
Korea Electric Power Spon         ADR       US5006311063    12,510,260    540,400      Sole         1    Sole      499,000
                                                                                                         None       41,400
Mobile Telesystems                ADR       US6074091090   349,639,285  5,044,572      Sole         1    Sole    3,965,436
                                                                                                         None    1,079,136
Mobile Telesystems                GDR       US6074093070     9,244,960    160,000      Sole         1    Sole      121,600
                                                                                                         None       38,400
Samsung Electronics               GDS       US7960502018   105,776,805    454,954      Sole         1    Sole      388,460
                                                                                                         None       66,494

GENESIS ASSET MANAGERS, LLP

AS AT 30 SEPTEMBER 2007


Samsung Electronics               GDS       US7960508882    20,464,030     65,224 Sole              1    Sole       55,864
                                                                                                         None        9,360
SK Telecom Co                     ADR       US78440P1084    25,506,063    858,790 Sole              1    Sole      677,590
                                                                                                         None      181,200
Syneron Medical                   Com       IL0010909351    45,618,108  1,929,700 Sole              1    Sole    1,795,200
                                                                                                         None      134,500
Taiwan Semiconductor Co           ADR       US8740391003   257,449,501 25,439,674 Sole              1    Sole   18,668,159
                                                                                                         None    6,771,515
Tele Norte Leste                  ADR       US8792461068   322,474,391 14,357,720 Sole              1    Sole   11,242,520
                                                                                                         None    3,115,200
Teva Pharmaceuticals Spons        ADR       US8816242098   325,373,649  7,316,700 Sole              1    Sole    5,756,200
                                                                                                         None    1,560,500
Vale Rio Doce Spons               ADR       US2044121000   669,038,052 23,516,276 Sole              1    Sole   18,443,798
                                                                                                         None    5,072,478
                                                         -------------
                                                         3,905,999,821
                                                         =============